FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
In accordance with Accounting Standards Codification 820, Fair Value Measurement, assets and liabilities measured at fair value are categorized, based on the degree of subjectivity inherent in the valuation technique, into the following fair value hierarchy:
Level 1: Inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.
Level 2: Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety. The Plan’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset.
The following is a description of the valuation methodologies used for assets measured at fair value, including the general classification of such assets pursuant to the valuation hierarchy.
Mutual funds: Registered investment companies or mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded and are classified within Level 1 of the valuation hierarchy.
Company common stock: The Plan invests in a real-time traded fund, which holds Avient Corporation common stock. Common stock is valued at the closing price reported on the active market on which the individual security is traded. Common stock is classified within Level 1 of the valuation hierarchy.
Self-directed brokerage accounts: The Plan allows participants to invest in self-directed brokerage accounts. The self-directed brokerage accounts include investments in common stock, mutual funds, and short-term investments and as such, can be classified within Level 1 or Level 2.
Pooled separate account: The Plan holds interests in a Stable Value Fund, which consists of an investment in the New York Life Insurance Anchor Account (the Anchor Account), which is not traded in an active market, and is valued at the NAV per share of the fund as a practical expedient for the estimated fair value of the fund. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. The NAV is provided by the fund sponsor. The Anchor Account is made available to the participating plans through a group annuity contract. The group annuity contract is an investment contract that is benefit-responsive, meaning it provides for a stated return on principal invested over a specified period and permits withdrawals at a contract value for benefit payments, loans, or transfers to other investment options offered to the participant by the Plan. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the Stable Value Fund, the issuer reserves the right to require 12 months' notification to ensure the liquidation of securities is carried out in an orderly business manner.
Common collective trust funds: Common collective trust funds represent investments held in pooled funds. The Plan's interests in the collective trust funds are valued at NAV and provided by the fund sponsor. The accuracy of the NAV is verified using the audited financial statements of the collective trust funds. The NAV, as provided by the fund sponsor, is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan were to initiate a full redemption of the collective trust funds, the investment advisors reserve the right to temporarily delay withdrawal from the trust in order to ensure the liquidation of securities is carried out in an orderly business manner.
The fair values of the Plan's investments at December 31, 2025 and 2024, by asset category, are as follows:

	Assets at Fair Value as of December 31, 2025
	Total	Level 1	Level 2
Mutual funds	$231,806,058	$231,806,058	$—
Company common stock	20,908,453	20,908,453	—
Self-directed brokerage accounts	33,243,764	27,510,301	5,733,463
Total	$285,958,275	$280,224,812	$5,733,463

Investments measured at net asset value:
Pooled separate account - Stable value fund	39,386,629
Common collective trust funds	399,418,222
Total investments, at fair value	$724,763,126

	Assets at Fair Value as of December 31, 2024
	Total	Level 1	Level 2
Mutual funds	$214,916,644	$214,916,644	$—
Company common stock	28,765,613	28,765,613	—
Self-directed brokerage accounts	31,617,032	24,866,264	6,750,768
Total	$275,299,289	$268,548,521	$6,750,768

Investments measured at net asset value:
Pooled separate account - Stable value fund	46,334,880
Common collective trust funds	348,959,462
Total investments, at fair value	$670,593,631
Investments in Entities that Calculate Net Asset Value Per Share
The following tables summarize investments for which fair value is measured using the NAV per share as a practical expedient as of December 31, 2025 and 2024:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
New York Life Insurance Anchor Account	$39,386,629	n/a	Daily	12 Months
Loomis Core Plus Fixed Income	20,601,247	n/a	Daily	Daily
Northern Trust Collective Russell 1000 Growth Fund	64,186,347	n/a	Daily	Daily
T. Rowe Price Retire 2005	2,097,860	n/a	Daily	30 days
T. Rowe Price Retire 2010	798,812	n/a	Daily	30 days
T. Rowe Price Retire 2015	2,502,154	n/a	Daily	30 days
T. Rowe Price Retire 2020	9,125,514	n/a	Daily	30 days
T. Rowe Price Retire 2025	33,179,715	n/a	Daily	30 days
T. Rowe Price Retire 2030	57,951,038	n/a	Daily	30 days
T. Rowe Price Retire 2035	59,829,240	n/a	Daily	30 days
T. Rowe Price Retire 2040	42,576,559	n/a	Daily	30 days
T. Rowe Price Retire 2045	32,557,996	n/a	Daily	30 days
T. Rowe Price Retire 2050	21,227,984	n/a	Daily	30 days
T. Rowe Price Retire 2055	20,502,413	n/a	Daily	30 days
T. Rowe Price Retire 2060	11,779,552	n/a	Daily	30 days
T. Rowe Price Retire 2065	4,364,612	n/a	Daily	30 days
T. Rowe Price Retire 2070	45,008	n/a	Daily	30 days
Acadian All Country World ex US Equity CIT Fund Class F	16,092,171	n/a	Daily	30 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
New York Life Insurance Anchor Account	$46,334,880	n/a	Daily	12 Months
Loomis Core Plus Fixed Income	20,765,433	n/a	Daily	Daily
Northern Trust Collective Russell 1000 Growth Fund	67,605,318	n/a	Daily	Daily
T. Rowe Price Retire 2005	2,376,625	n/a	Daily	30 days
T. Rowe Price Retire 2010	622,278	n/a	Daily	30 days
T. Rowe Price Retire 2015	2,755,113	n/a	Daily	30 days
T. Rowe Price Retire 2020	9,184,477	n/a	Daily	30 days
T. Rowe Price Retire 2025	34,101,122	n/a	Daily	30 days
T. Rowe Price Retire 2030	51,332,543	n/a	Daily	30 days
T. Rowe Price Retire 2035	50,011,819	n/a	Daily	30 days
T. Rowe Price Retire 2040	36,944,529	n/a	Daily	30 days
T. Rowe Price Retire 2045	28,131,015	n/a	Daily	30 days
T. Rowe Price Retire 2050	17,129,865	n/a	Daily	30 days
T. Rowe Price Retire 2055	16,362,823	n/a	Daily	30 days
T. Rowe Price Retire 2060	8,791,447	n/a	Daily	30 days
T. Rowe Price Retire 2065	2,845,055	n/a	Daily	30 days
Participants in the Anchor Account may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. Withdrawals and transfers resulting from certain events, including employer initiated events may limit the ability of the fund to transact at contract value. These events may cause liquidation of all or a portion of a contract at market value. The Plan Administrator believes that the occurrence of any event which would limit the Plan’s ability to transact at contract value is not probable.